Discontinued Operations and Disposal Groups EAI Summary (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Disposal Operation, Operating Lease , Expense	$ (845)	$ 0	$ 0
Deconsolidation, Gain (Loss), Amount	$ (58,684)	0	0
Disposal Group, Including Discontinued Operation, Other Income		$ 0	$ 0